Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities:
Profit after tax	$ 132,101	$ 102,617	$ 116,769
Adjustments to reconcile profit after tax to net cash generated from operating activities:
Depreciation and amortization	61,553	62,645	62,873
Impairment of goodwill	0		4,085
Share-based compensation expense	44,165	38,230	37,520
Amortization of debt issue cost	52	126	231
Allowances for expected credit losses ("ECL")	(115)	924	712
Unrealized exchange (gain)/loss, net	(4,502)	8,383	44
Income tax expense	32,439	30,074	27,183
Interest expense	13,335	14,701	16,780
Interest income	(3,772)	(3,702)	(3,840)
Income from marketable securities	(7,137)	(6,352)	(7,547)
(Gain)/loss on sale of property and equipment	(329)	67	(23)
Deferred rent	0	0	(2)
Rent concession	(21)	(416)
Excess tax benefit from share-based compensation expense	(1,062)	(729)	(998)
Unrealized loss/(gain) on derivative instruments	3,254	(4,145)	4,110
Changes in operating assets and liabilities:
Trade receivables and unbilled revenue	(39,667)	4,994	(13,483)
Other assets	(24,325)	7,174	(24,154)
Trade payables	(1,456)	(4,412)	13,876
Contract liabilities	(2,627)	(2,687)	19,017
Other liabilities	34,255	9,288	18,991
Cash generated from operating activities before interest and income taxes	236,141	256,780	272,144
Income taxes paid	(38,872)	(33,535)	(31,180)
Interest paid	(13,392)	(14,454)	(15,180)
Interest received	3,577	4,935	2,837
Net cash provided by operating activities	187,454	213,726	228,621
Cash flows from investing activities:
Payment of contingent considerations in relation to acquisitions	0	0	(1,745)
Payment for property and equipment and intangible assets	(28,327)	(26,530)	(27,860)
Proceeds from sale of property and equipment	401	189	82
Investment in fixed deposits	(99,472)	(73,736)	(75,977)
Proceeds from maturity of fixed deposits	95,106	82,592	43,258
Marketable securities (purchased) / sold, net (short-term)	(15,951)	(75,797)	(37,410)
Profit on sale of marketable securities	2,321	505	2,657
Investment in mutual funds			(118)
Proceeds from redemption of mutual funds	0	0	125
Net cash used in investing activities	(48,798)	(92,777)	(96,988)
Cash flows from financing activities:
Payment for repurchase of shares	(85,038)	(78,563)	(63,737)
Transaction charges on cancellation of treasury shares	(110)	(55)
Repayment of long-term debt	(16,800)	(16,800)	(28,200)
Principal payment for lease liabilities	(26,235)	(23,073)	(20,793)
Excess tax benefit from share-based compensation expense	1,062	729	998
Net cash used in financing activities	(127,121)	(117,762)	(111,732)
Exchange difference on cash and cash equivalents	(9,015)	5,517	(8,416)
Net change in cash and cash equivalents	2,520	8,704	11,485
Cash and cash equivalents at the beginning of the year	105,633	96,929	85,444
Cash and cash equivalents at the end of the year	108,153	105,633	96,929
Denali Sourcing Services Inc. [member]
Cash flows from investing activities:
Payment of contingent considerations in relation to acquisitions			(1,745)
Non-cash transactions: Investing activities
(i) Liability towards property and equipment and intangible assets purchased on credit	8,604	3,036	6,314
Value Edge Research Services Private Limited [member]
Non-cash transactions: Investing activities
(ii) Release of restricted cash, held in escrow	0	$ 0	$ 1,535
CEPROCS S.R.L. [member]
Cash flows from investing activities:
Acquisition of subsidiaries and businesses, net of cash acquired	(566)
MOL IPS [member]
Cash flows from investing activities:
Acquisition of subsidiaries and businesses, net of cash acquired	(2,310)
Non-cash transactions: Investing activities
(iii) Deferred consideration payable towards acquisition	$ 493